Long-Term Borrowing - Schedule of Long-Term Borrowing (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current portion of long-term borrowings
Current portion of long-term borrowings	$ 178	$ 169
Long-term borrowings
Long-term borrowings	751	902
Borrowings	929	1,071
Promissory Note
Current portion of long-term borrowings
Current portion of long-term borrowings	130	125
Long-term borrowings
Long-term borrowings	703	833
Obligation Under Finance Leases
Current portion of long-term borrowings
Current portion of long-term borrowings	48	44
Long-term borrowings
Long-term borrowings	$ 48	$ 69